Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 3,545,114	$ 3,128,599
Work in progress	2,022,375	1,876,800
Finished goods	696,160	666,405
Goods in transit		399,304
Other consumables	55,021	44,311
Less: allowance for inventories valuation	(1,614,284)	(1,247,384)	$ (1,069,201)	$ (862,736)
Total inventories, net	$ 4,704,386	$ 4,868,035